Changes in the Company structure	6 Months Ended
Jun. 30, 2025
Changes in the Company structure
Changes in the Company structure

2) Changes in the Company structure

2.1) Main acquisitions and divestments

➢	Integrated Power
●	In April 2, 2025, following the agreements signed in 2024, TotalEnergies finalized the acquisition of VSB Group, a European wind and solar developer with extensive operations in Germany, for a consideration of €1.57 billion. VSB has built a recognized expertise and notable track record in the development of onshore wind power farms across Europe (more than 2 GW of developed capacity). VSB has 500 MW of renewable capacity in operation or under construction mainly in Germany and France, and a pipeline of more than 15 GW of wind, solar and battery storage technologies mainly across Germany, Poland and France.

2.2) Major business combinations

➢	Integrated LNG
●	Acquisition of the Upstream Gas Assets of SapuraOMV

In December 2024, TotalEnergies has finalized the acquisition of the interests of OMV (50%) and Sapura Upstream Assets (50%) in SapuraOMV Upstream (SapuraOMV), an independent gas producer and operator in Malaisia. In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. The preliminary purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	440
Intangible assets	437
Tangible assets	1,022
Other assets and liabilities	(486)
Net debt of the acquired treasury	(224)
Fair value of the consideration transferred	1,189

➢	Integrated Power
●	Acquisition of VSB Group

TotalEnergies finalized the acquisition of VSB Group, a European wind and solar developer with extensive operations in Germany. In accordance with IFRS 3, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalized within 12 months following the acquisition date.

2.3) Major divestment projects

➢	Exploration & Production
●	On July 17, 2024, TotalEnergies announced that its subsidiary TotalEnergies EP Nigeria signed a sale and purchase agreement (SPA) with Chappal Energies for the sale of its 10% interest in the SPDC JV licenses in Nigeria.

As of June 30, 2025, the assets and liabilities are respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $1,224 million and “Liabilities classified as held for sale” for an amount of $1,068 million. These assets mainly include tangible assets.

●	On May 29, 2025, TotalEnergies announced that its subsidiary TotalEnergies EP Nigeria (TEPNG) signed an agreement with Shell Nigeria Exploration and Production Company Ltd (SNEPCo) for the sale of its non-operated 12.5% interest in the OML118 Production Sharing Contract (PSC).

As of June 30, 2025, the assets and liabilities are respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $605 million and “Liabilities classified as held for sale” for an amount of $233 million. These assets mainly include tangible assets.